Due From/(To) Related Parties - Schedule of Due from Related Parties (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Due from related parties
Due from related parties		$ 0	$ 58,325
Mr. Shu Sang Joseph Law [Member]
Due from related parties
Due from related parties	[1]	0	58,267
Ms Jianping Niu [Member]
Due from related parties
Due from related parties	[2]	0	30
Mr Huabei Zhu [Member]
Due from related parties
Due from related parties	[2]	$ 0	$ 28

[1]	The balance of due from Mr. Shu Sang Joseph Law represented cash advanced to these related parties to use for the Group’s operations.
[2]	On January 24, 2025, the Board of Directors approved the issuance of 300,000 shares of Class B Ordinary Shares (3,000 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) to Ms. Jianping Niu and 280,000 Class B Ordinary Shares (2,800 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) to Mr. Huabei Zhu, totaling 580,000 shares (5,800 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) with a par value of US$ 0.0001 per share (retrospectively adjusted to US$0.01 per share to reflect the reverse stock splits effected on March 16, 2026 and October 30, 2026). The Group has the right to collect subscription proceeds of US$ 30 from Ms. Jianping Niu and US$ 28 from Mr. Huabei Zhu for their respective share subscriptions.